Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
	3 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 33,408	$ 30,952	$ 26,035
Carrying value	26,935	26,583	21,927
Difference between carrying value and contractual maturity amount	6,473	4,369	4,108
Change in fair value for the period attributable to change in own credit risk recorded in other comprehensive income	1,661	(1,090)	787
Cumulative changes in fair value attributable to changes in own credit risk	$ 1,800	$ 139	$ 289